Document And Entity Information	Dec. 12, 2025
Document Information [Line Items]
Entity, Registrant Name	FIDELITY D & D BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Dec. 12, 2025
Entity, Incorporation, State or Country Code	PA
Entity, File Number	001-38229
Entity, Tax Identification Number	23-3017653
Entity, Address, Address Line One	Blakely and Drinker Streets
Entity, Address, City or Town	Dunmore
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	18512
City Area Code	570
Local Phone Number	342-8281
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	FDBC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001098151